PROPERTY, PLANT AND EQUIPMENT - Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
North America
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	51135	50770
North America | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.20%	6.10%
North America | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	4.60%	4.80%
North America | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.40%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.70%	6.80%
North America | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.10%	5.30%
North America | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.70%	6.90%
Colombia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	9.79612%	10.36132%
Exit date	2039	2038
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.04612%	9.61132%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.29612%	10.86132%
Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2047	2047
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.20%	9.00%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.45%	10.25%
Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Exit date	2034	2033
Europe | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	3.50%
Europe | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.25%
Europe | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		4.00%
Europe | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		5.80%
Europe | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		4.30%
Europe | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate		6.10%